Income Tax Expense	6 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Income Tax Expense

B.19. INCOME TAX EXPENSE
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Current taxes	(806)	(1,127)	(1,912)
Deferred taxes	124	133	99
Total	(682)	(994)	(1,813)
Income before tax and investments accounted for using the equity method	3,452	9,941	13,804
The difference between the effective tax rate (on income before tax and investments accounted for using the equity method) and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	June 30, 2021 (6 months)(a)	June 30, 2020 (6 months)(a)	December 31, 2020 (12 months)
Standard tax rate applicable in France	28.4	32.0	32.0
Difference between the standard French tax rate and the rates applicable to Sanofi (b)	(10.1)	(20.2)	(18.2)
Revisions to tax exposures and settlements of tax disputes	1.0	0.2	0.5
Fair value remeasurement of contingent consideration liabilities	0.2	(0.1)	—
Other (c)	0.3	(1.9)	(1.2)
Effective tax rate	19.8	10.0	13.1
(a)Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For 2020, this line includes the difference between the standard French tax rate and the tax rate applicable to the gain on divestment of Regeneron shares.
(c)In determining the amount of the deferred tax liability for 2020, Sanofi look into account changes in the ownership structure of certain subsidiaries.